Cash Flow Detail (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Schedule of Operating Activities
The detail of net cash flow provided by operating activities is the following:

Millions of euros	2022	2021	2020
Cash received from operations	46,925	46,415	51,353
Cash paid from operations	(34,778)	(34,379)	(36,477)
Cash paid to suppliers	(29,509)	(29,236)	(31,080)
Cash paid to employees	(4,416)	(4,299)	(4,434)
Payments related to cancellation of commitments	(853)	(844)	(963)
Net payments of interest and other financial expenses net of dividends received	(292)	(1,309)	(1,171)
Net interest and other financial expenses paid	(1,236)	(1,519)	(1,193)
Dividends received	944	210	22
Taxes proceeds / (payments)	(92)	(459)	(509)
Net cash flow provided by operating activities	11,763	10,268	13,196

Schedule of Investing Activities: Investments, Property, Plant and Equipment, and Intangible Assets
The following is a detail of the items comprising the net cash flow used in investing activities.

Millions of euros	2022	2021	2020
Proceeds from the sale in property, plant and equipment and intangible assets	842	564	509
Payments on investments in property, plant and equipment and intangible assets	(6,350)	(6,728)	(7,529)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets	(5,508)	(6,164)	(7,020)

Schedule of Investing Activities: Proceeds on Disposals of Companies and Payments on Investments in Companies

Millions of euros	2022	2021	2020
Constitution of VMO2 (1) (Note 2)	(256)	5,872	—
Sale of Telecommunications towers divisions of Telxius (Note 2)	2	7,434	—
Tax associated with the sale of the tower division of Telxius (Note 25)	—	(917)	—
Sale of Telefónica de Costa Rica	(15)	442	—
Sale of InfraCo	—	479	—
Tax associated with the sale of InfraCo	(124)	—	—
Sale of Telefónica Móviles El Salvador	116	—	—
Sale of fiber assets of Colombia Telecomunicaciones	55	—	—
Deferred collection sale of T. Ireland	35	35	—
Tax associated with the sales of operating businesses in Guatemala, Nicaragua and Panama in Telefónica Centroamérica Inversiones, S.L.	—	—	71
Others	72	24	10
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	(115)	13,369	81
Oi mobile assets acquisition (Note 2)	(986)	—	—
Incremental acquisition (Note 5)	(178)	—	—
BE-terna acquisition (Note 5)	(328)	—	—
Cancom acquisition (Note 5)	—	(374)	—
Capital increase of UGG TopCo (Note 10)	(50)	(27)	—
Others	(86)	(13)	(79)
Payments on investments in companies, net of cash and cash equivalents acquired	(1,628)	(414)	(79)
(1) Cash received (see Note 2) less: (i) Cash and cash equivalents of Telefonica UK at the date of its exit from the scope of consolidation, and (ii) payments made in 2021 and 2022 to the O2 UK pension plan and other expenses (see Note 29.c).

Schedule of Investing Activities: Proceeds and Payments on Financial Investments

Millions of euros	2022	2021	2020
Collateral guarantees on derivatives	2,891	1,897	2,224
Legal deposits	3	125	63
Others	73	141	21
Proceeds on financial investments not included under cash equivalents	2,967	2,163	2,308
Legal deposits	(4)	(7)	—
Collateral guarantees on derivatives	(2,195)	(1,228)	(3,251)
Investment in funds shares of Telefónica Brasil	—	(117)	—
Long-term financial instruments of Pegaso PCS (Note 12)	(260)	—	—
Others	(116)	(122)	(46)
Payments on financial investments not included under cash equivalents	(2,575)	(1,474)	(3,297)
Net proceeds/(payments) for temporary financial investments	1,532	(1,584)	217

Schedule of Financing Activities: Dividends Paid, Proceeds from Issuance of Share Capital, and Other Operations

Millions of euros	2022	2021	2020
Dividends paid to the shareholders of Telefónica, S.A. (*)	(959)	(617)	(825)
Payments to non-controlling interests of Telefônica Brasil, S.A.	(268)	(198)	(227)
Payments to non-controlling interests of Telefónica Deutschland Holding, A.G.	(161)	(165)	(156)
Payments to non-controlling interests of Telefónica Centroamérica Inversiones, S.L.	—	—	(39)
Payments to non-controlling interests of Telxius for the sale of the telecommunications tower divisions (see Note 17.h)	—	(2,603)	—
Payments to non-controlling interests of Telxius Telecom, S.A.	—	(42)	(44)
Others	(9)	(5)	(5)
Dividends paid (see Note 17)	(1,397)	(3,630)	(1,296)
Share capital increase Pontel and Telxius (see Note 17.h)	—	—	323
Establishment of Bluevia Fibra (see notes 2 and 17.h)	1,021	—	—
Others	1	—	—
Proceeds from share capital increase with minority interests	1,022	—	323
Own shares purchase of Telefónica Brasil	(111)	(78)	—
Shares purchase of Telefónica Deutschland	(48)	(51)	—
Transactions carried out by Telefónica, S.A. (see Note 17)	(365)	(478)	(217)
Telefónica Centroamérica Inversiones, S.L. share premium (ECPN.) refund related to the sale of T. Guatemala, T. Nicaragua and T. Panama	(44)	—	—
Others	13	3	(6)
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(555)	(604)	(223)
Issuance of undated deeply subordinated securities (Note 17)	750	1,750	500
Acquisition of undated deeply subordinated securities (Note 17)	(750)	(1,750)	(385)
Payment of undated deeply subordinated securities (Note 17)	—	—	(808)
Payment of the coupon related to the issuances of undated deeply subordinated securities issued (see Note 17)	(268)	(354)	(327)
Operations with other equity holders	(268)	(354)	(1,020)
(*) This amount differs from that indicated in Note 17 because of withholding taxes deducted in the payment to certain major shareholders in accordance with current legislation.
Schedule of Financing Activities: Proceeds on Issuance of Debentures and Bonds and Additional Information

Millions of euros	2022	2021	2020
Issued under the EMTN program of Telefónica Emisiones, S.A.U. (see Appendix III)	1,100	—	3,500
Issuance of Telefónica Móviles Chile, S.A.	—	535	—
Issuance of Telefónica Brasil, S.A. (*) (see Appendix III)	628	—	—
Issuance of Colombia Telecomunicaciones S.A, ESP BIC	—	—	408
Others	18	26	103
Proceeds on issue of debentures and bonds, and other debts	1,746	561	4,011
Disposal bilateral loans of Telefónica, S.A. (see Note 18)	150	200	350
Syndicated provision of 750 million euros by Telefónica Germany GmbH	—	750	—
Syndicated provision of Telxius Telecom, S.A. (see Note 18)	100	—	—
Disposal bilateral loan of Telefónica Brasil, S.A. (*) (see Note 18)	199	—	—
Syndicated provision of Bluevia Fibra S.L. (see Note 18)	245	—	—
Settlement of nominal value of gross debt hedging derivatives	89	—	1,119
Disposal bilateral loans and syndicated loan of Colombia Telecomunicaciones, S.A, ESP BIC	—	—	436
Others	56	2,135	2,611
Proceeds on loans, borrowings and promissory notes (see Appendix V)	839	3,085	4,516
Repayments of debentures and bonds, and other debts	(3,541)	(5,847)	(6,728)
Syndicated amortization by Telefónica, S.A.	—	(750)	—
Syndicated amortization by Colombia Telecomunicaciones, S.A. ESP BIC	—	(200)	—
Amortization bilateral loans of Colombia Telecomunicaciones, S.A. ESP BIC (*) (see Note 18)	(117)	—	—
Syndicated amortization by Telxius Telecom, S.A. (see Note 18)	(70)	—	—
Settlement of nominal value of amortized debt hedging derivatives	(715)	(34)	(139)
Others	(2,175)	(3,162)	(2,713)
Repayments of loans, borrowings and promissory notes (see Appendix V)	(3,077)	(4,146)	(2,852)
Lease principal payments (Note 20)	(1,996)	(1,782)	(1,787)
Financed spectrum licenses payments (Note 21)	(549)	(57)	(60)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(108)	(108)	(87)
Payments to suppliers with extended payment terms (Note 18)	(41)	(108)	(235)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(698)	(273)	(382)
(*) Data converted at the exchange rate at the end of each of the corresponding periods. The impact of the exchange rate with respect to the date of the transaction is included in the "Others" line within the same sub-heading.